American Mutual Fund, Inc.
          333 South Hope Street, Los Angeles, California  90071
                      Telephone: (213) 486-9200


                                     January 14, 2000




Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  American Mutual Fund, Inc.
               File Nos. 2-10607 and 811-572

Ladies/Gentlemen:

          Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 7, 2000 of Registrant's Post-Effective Amendment No. 106 under the Securities Act of 1933 and Amendment No. 26 under The Investment Company Act of 1940.

                                     Sincerely,
                                     /s/ Vincent P. Corti
                                     Vincent P. Corti

cc:  Mr. Bric Barrientos
     (Division of Investment Management)